EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Disclosure of employee benefits [text block]

NOTE 23 - EMPLOYEE BENEFITS

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Retirements payments	64,824	56,126
Resignation payments	9,722	8,802
Other obligations	19,024	17,437
Total liability for employee benefits	93,570	82,365

(a)	The movement in retirements and resignation payments and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	101,087	(7,384)	(6,018)	5,819	(11,139)	82,365
From January 1 to December 31, 2019	82,365	11,242	(4,390)	10,636	(6,283)	93,570

The principal assumptions used in the calculation to the provision in Chile are presented below:

	For the period ended
	December 31,
Assumptions	2019	2018

Discount rate	3.13%	4.27%
Expected rate of salary increase	4.5%	4.50%
Rate of turnover	6.04%	6.60%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.8%	2.7%
Retirement age of women	60	60
Retirement age of men	65	65

The discount rate corresponds to the 20-year term rate of the BCP Central Bank of Chile Bonds. The RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile and for the determination of the inflation rates; the market performance curves of Central Bank of Chile papers of the BCUs have been used. BCP long term at the date of scope.

The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(7,257)	(6,538)
Change in the accrued liability an closing for decrease of 100 p.b.	5,365	4,918

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,989	4,750
Change in the accrued liability an closing for decrease of 100 p.b.	(7,159)	(6,547)

(b)	The liability for short-term:

	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	91,153	81,222

(*)	Accounts payables to employees (Note 20 letter b)

The participation in profits and bonuses correspond to an annual incentives plan for achievement of objectives.

(c)	Employment expenses are detailed below:

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Salaries and wages	1,478,804	1,481,357	1,604,552
Short-term employee benefits	147,576	132,394	145,245
Termination benefits	54,256	54,007	85,070
Other personnel expenses	114,126	152,211	188,767
Total	1,794,762	1,819,969	2,023,634